Restatement of Prior Period Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Restatement of Prior Period Financial Statements [Abstract]
Schedule of previously issued of consolidated balance sheets

Loton, Corp
Consolidated Balance Sheets

	Originally Filed, March 31, 2015	Effective of deconsolidation of OCHL	Equity Treatment, Investment in OCHL	As Restated, March 31, 2015	Notes
ASSETS
Current Assets
Cash	$866,951	$(830,830)	$—	$36,121	(1)
Accounts receivable	67,876	(67,876)	—	—	(1)
Inventories	161,977	(161,977)	—	—	(1)
Prepayments and other current assets	460,226	(459,416)	—	810	(1)
Deferred taxes	36,345	(36,345)	—	—	(1)
Total Current Assets	1,593,375	(1,556,444)	—	36,931

Property and Equipment, net	950,208	(939,316)	—	10,892

Intangible Assets, net	9,551	(9,551)	—	—

Investment in OCHL	—	—	4,478,962	4,478,962	(2)
Note receivable – OCHL	—	—	494,750	494,750	(2)
Total Assets	$2,553,134	$(2,505,311)	$4,973,712	$5,021,535

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable	$843,667	$(478,977)	$—	$364,690	(1)
Deferred rent, current portion	80,700	(80,700)	—	—	(1)
Income taxes payable	241,813	(241,813)	—	—	(1)
Management service obligation – related party	1,000,000	—	—	1,000,000
Note payable	—	246,086	—	246,086	(1)
Notes payable – related parties	1,701,124	(876,124)	—	825,000	(1)
VAT tax payable and payroll liabilities	202,024	(202,024)	—	—	(1)
Advances from related parties	127,467	(26,122)	—	101,345	(1)
Accrued expenses and other current liabilities	601,324	(520,221)	—	81,103	(1)
Total Current Liabilities	4,798,119	(2,179,895)	—	2,618,224
NON-CURRENT LIABILITIES
Note payable	242,498	(242,498)	—	—	(1)
Deferred rent	1,049,114	(1,049,114)	—	—	(1)
Total Non-Current Liabilities	1,291,612	(1,291,612)	—	—
Total Liabilities	6,089,731	(3,471,507)	—	2,618,224
EQUITY
Preferred stock, par value $0.001: 1,000,000 shares authorized; none issued or outstanding	—	—	—	—
Common stock, par value $0.001: 500,000,000 shares authorized; 86,551,644 and 58,000,000 shares issued and outstanding, respectively	86,552	1,718	—	88,270	(2)
Additional paid-in capital	2,396,812	10,017,456	—	12,414,268
Retained earnings (accumulated deficit)	(5,272,900)	(9,800,039)	4,973,712	(10,099,227)	(2)
Accumulated other comprehensive income (loss):		—	—	—
Foreign currency translation loss	(25,932)	25,932	—	—	(1)
Total Loton Corp. Stockholders’ Equity (Deficit)	(2,814,609)	244,208	4,973,712	2,403,311
NON-CONTROLLING INTEREST
Non-controlling interest – capital stock	1	(1)	—	—	(1)
Non-controlling interest – Retained earnings (accumulated deficit)	(696,058)	696,058	—	—	(1)
Accumulated other comprehensive income (loss):		—	—		(1)
Foreign currency translation loss	(25,931)	25,931	—	—	(1)
Total Non-Controlling Interest	(721,988)	721,988	—	—
Total Equity (Deficit)	(3,536,597)	966,196	4,973,712	2,403,311
Total Liabilities and Equity	$2,553,134	$(2,505,311)	$4,973,712	$5,021,535

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in KoKo under equity method

Schedule of previously issued of consolidated statements of operations

Loton, Corp
Condensed Consolidated Statements of Operations (Unaudited)

	Originally Filed, Three months ended December 31, 2015	Effect of Deconsolidation of OCHL	Pro Forma After Deconsolidation, December 31, 2015	Equity Treatment, Investment in OCHL	As Restated, Three months ended December 31, 2015 (unaudited)	Notes
Revenues	$2,185,959	$(2,185,959)	$—	$—	$—	(1)

Cost of Revenue	280,110	(280,110)	—	—	—	(1)

Gross Margin	1,905,849	(1,905,849)	—	—	—

Operating Expenses
Selling, general and administrative	2,242,064	(1,878,761)	363,303	—	363,303	(1)
Related party expenses	120,331	(30,331)	90,000	—	90,000	(1)
Total operating expenses	2,362,395	(1,909,092)	453,303	—	453,303

Income (loss) from operations	(456,546)	3,243	(453,303)	—	(453,303)

Other income (expense)
Interest income (expense), net	(28,874)	(20,391)	(49,265)	—	(49,265)	(1)
Earnings from investment	—	—	—	188,178	188,178	(2)
Other (income) expense, net	(28,874)	(20,391)	(49,265)	188,178	138,913

Net income (loss) before income taxes	(485,420)	(17,148)	(502,568)	188,178	(314,390)

Income tax provision	82,544	(82,544)	—	—	—	(1)

Net income (loss) before non-controlling interest	(567,964)	65,396	(502,568)	188,178	(314,390)

Net income (loss) attributable to non-controlling interest	190,497	(190,497)	—	—	—	(1)

Net income (loss) attributable to Loton Corp stockholders	(758,461)	255,893	(502,568)	188,178	(314,390)

Other comprehensive income (loss) attributable to Loton Corp stockholders	(2,319)	2,319	—	—	—

Comprehensive income (loss)	$(760,780)	$258,212	$(502,568)	$188,178	$(314,390)

Earnings Per Share:
– basic and diluted	$(0.01)		$(0.01)		$(0.00)
Weighted average common shares outstanding:
– basic and diluted	91,846,946		91,846,946		91,846,946

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in OCHL under equity method

Loton, Corp
Condensed Consolidated Statements of Operations (Unaudited)

	Originally Filed, Nine months ended December 31, 2015	Effect of Deconsolidation of OCHL	Pro Forma After Deconsolidation, December 31, 2015	Equity Treatment, Investment in OCHL	As Restated, Nine months ended December 31, 2015 (unaudited)	Notes
Revenues	$5,322,665	$(5,322,665)	$—	$—	$—	(1)

Cost of Revenue	734,179	(734,179)	—	—	—	(1)

Gross Margin	4,588,486	(4,588,486)	—	—	—

Operating Expenses
Selling, general and administrative	7,073,377	(4,181,431)	2,891,946	—	2,891,946	(1)
Related party expenses	362,578	(92,578)	270,000	—	270,000	(1)
Total operating expenses	7,435,955	(4,274,009)	3,161,946	—	3,161,946

Income (loss) from operations	(2,847,469)	(314,477)	(3,161,946)	—	(3,161,946)

Other income (expense)
Interest income (expense), net	(120,965)	54,135	(66,830)	—	(66,830)	(1)
Earnings from investment	—	—	—	268,090	268,090	(2)
Other income (expense), net	(120,965)	54,135	(66,830)	268,090	201,260
			—
Net income (loss) before income taxes	(2,968,434)	(260,342)	(3,228,776)	268,090	(2,960,686)

Income tax provision	180,353	(180,353)	—	—	—	(1)

Net income (loss) before non-controlling interest	(3,148,787)	(79,989)	(3,228,776)	268,090	(2,960,686)

Net income (loss) attributable to non-controlling interest	266,786	(266,786)	—	—	—	(1)

Net income (loss) attributable to Loton Corp stockholders	(3,415,573)	186,797	(3,228,776)	268,090	(2,960,686)

Other comprehensive income (loss) attributable to Loton Corp stockholders	1,304	(1,304)	—	—	—
			—
Comprehensive income (loss)	$(3,414,269)	$185,493	$(3,228,776)	$268,090	$(2,960,686)

Earnings Per Share:
– basic and diluted	$(0.04)		$(0.04)		$(0.03)
Weighted average common shares outstanding:
– basic and diluted	90,597,462		90,597,462		90,597,462

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in OCHL under equity method

Loton, Corp
Consolidated Statements of Operations

	Originally Filed, March 31, 2015	Effective of deconsolidation of OCHL	Pro forma after deconsolidation, March 31, 2015	Equity Treatment, Investment in OCHL	As Restated, March 31, 2015	Notes
Revenues	$7,436,877	$(7,436,877)	$—	$—	$—	(1)

Cost of Revenue	1,101,267	(1,101,267)	—	—	—	(2)

Gross Margin	6,335,610	(6,335,610)	—	—	—

Operating Expenses
Selling, general and administrative	7,886,823	(5,170,942)	2,715,881	—	2,715,881	(1)
Related party expenses	609,183	(82,523)	526,660	—	526,660	(1)
Total operating expenses	8,496,006	(5,253,465)	(3,242,541)	—	(3,242,541)

Income (loss) from operations	(2,160,396)	(1,082,145)	(3,242,541)	—	(3,242,541)

Other (income) expense
Compensation expense, investors	2,600,080	—	2,600,080	—	2,600,080
Interest (income) expense, net	131,707	(85,691)	46,016	—	46,016	(1)
Earnings from investment	—	—	$—	(278,962)	(278,962)	(2)
Other (income) expense, net	2,731,787	(85,691)	2,646,096	(278,962)	2,367,134

Net income (loss) before income taxes	(4,892,183)	(996,454)	$(5,888,637)	278,962	(5,609,675)

Income tax provision	261,784	261,784	—	—	—	(1)

Net income (loss) before non-controlling interest	(5,153,967)	(734,670)	(5,888,637)	(278,962)	(5,609,675)

Net income (loss) attributable to non-controlling interest	278,959	(278,959)	—	—	—	(1)

Net income (loss) attributable to Loton Corp. stockholders	(5,432,926)	(455,711)	(5,888,637)	(278,962)	(5,609,675)

Other comprehensive income (loss)
FX translation gain (loss)	(8,226)	8,226	—	—	—	(1)
FX translation gain (loss) attributable to non-controlling interest	(4,113)	4,113	—	—	—	(1)

Other comprehensive income (loss) attributable to Loton Corp stockholders	(4,113)	4,113	—	—	—

Comprehensive income (loss)	$(5,437,039)	$(451,598)	$(5,888,637)	$(278,962)	$(5,609,675)

Earnings Per Share:
– basic and diluted	$(0.07)		$(0.07)		$(0.07)
Weighted average common shares outstanding:
– basic and diluted	79,904,572				79,904,572

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in KoKo under equity method

Schedule of previously issued of consolidated statements of cash flows

Loton, Corp
Condensed Consolidated Statements of Cash Flows (Unaudited)

	Originally Filed, December 31, 2015	Effect of deconsolidation of OCHL(1)	Equity Treatment, Investment in OCHL(2)	As Restated, December 31, 2015
Cash Flows from Operating Activities:
Net loss	$(3,148,787)	$188,101	$—	$(2,960,686)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	105,141	(102,354)	—	2,787
Common stock issued for services	998,125	(30,312)	—	967,813
Warrants issued for compensation	—	—	—	—
Equity in earnings of OCHL	—	—	(268,090)	(268,090)
Changes in operating assets and liabilities:
(Increase)/Decrease in current assets	159,719	(191,469)	—	(31,750)
(Increase)/Decrease in prepaid expenses	134,472	(133,662)	—	810
(Increase)/Decrease in note receivable – related party	152,415	(152,415)	—	—
Decrease/(Increase) in current liabilities, net	38,373	332,350	—	370,723
Net cash used in operating activities	(1,560,542)	(89,761)	(268,090)	(1,918,393)

Cash Flows from Investing Activities:
Purchases of fixed assets	(61,396)	61,396	—	—
Net cash used in investing activities	(61,396)	61,396	—	—

Cash Flows from Financing Activities:
Advances from (repayments to) related parties	(28,026)	—	—	(28,026)
Proceeds from notes payable, related party	1,924,000	—	—	1,924,000
Proceeds from warrant exercise	6,813	—	—	6,813
Proceeds from issuance of common stock	612,500	—	—	612,500
Repayment of note payable, related party	(439,500)	—	—	(439,500)
Net cash provided by financing activities	2,075,787	—	—	2,075,787

Effect of exchange rate changes on cash	(6,246)	6,246	—	—

Net Increase/(Decrease) in cash	447,603	(22,119)	(268,090)	157,394

Cash, beginning of period	866,950	(830,829)	—	36,121

Cash, end of period	$1,314,553	$(852,948)	$(268,090)	$193,515

Notes:

(1)      To remove balances of previously consolidated investment.

(2)      To reflect investment in OCHL under equity method.

Loton, Corp
Consolidated Statements of Cash Flows

	Originally Filed, March 31, 2015	Effective of deconsolidation of OCHL	Equity Treatment, Investment in OCHL	As Restated, March 31, 2015	Notes
Cash Flows from Operating Activities				(as Restated)
Net loss	$(5,153,967)	$(455,708)	$—	$(5,609,675)	(1)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	173,785	(170,737)	—	3,048	(1)
Common stock issued for services	934,795	36,666	—	971,461	(1)
Warrants issued for compensation	2,600,080	—	—	2,600,080	(1)
Equity in earnings of OCHL	—	—	(278,962)	(278,962)
Changes in operating assets and liabilities:
(Increase)/Decrease in current assets	(40,789)	40,789	—	—	(1)
(Increase)/Decrease in prepaids	300,115	(35,047)	—	265,068	(1)
(Increase)/Decrease in note receivable – related party	38,757	62,588	—	101,345	(1)
Services payable – related party	138,882	27,778		166,660	(1)
Decrease/(Increase) in current liabilities, net	828,551	4,670	—	833,221	(1)
Net cash used in operating activities	(179,791)	(489,001)	(278,962)	(947,754)

Cash Flows from Investing Activities:
Purchases of fixed assets	(70,250)	64,928	—	(5,322)	(1)
Note receivable, related party	85,608	(580,358)	—	(494,750)	(1)
Net cash used in investing activities	15,358	(515,430)	—	(500,072)

Cash Flows from Financing Activities
Proceeds from notes payable, related party	445,185	179,815	—	625,000	(1)
Repayment of note payable	(500,000)	200,000	—	(300,000)	(1)
Proceeds from issuance of common stock	854,500	—	—	854,500
Dividends paid	(407,707)	407,707	—	—	(1)
Net cash provided by financing activities	391,978	787,522	—	1,179,500

Effect of exchange rate changes on cash	(91,802)	(91,802)	—	—	(1)

Net Increase/(Decrease) in cash	135,743	(216,909)	(278,962)	(268,326)

Cash, beginning of period	731,208			304,446	(1)

Cash, end of period	$867,951			$36,120

Notes:

(1)      To remove balances of previously consolidated investment

(2)      To reflect investment in KOKO under equity method